Material Accounting Policies - Summary of Revenue from Contracts with Customers (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 291,746	$ 279,793	$ 245,088
Sale of products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	291,147	279,030	244,264
Services rendered
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	80	77	23
Other operating revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 519	$ 686	$ 801